Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill by segment

	North America	Europe	Rest of World	Total

Balance, December 31, 2009	$639	$421	$78	$1,138
Acquisitions [note 7]	—	1	67	68
Disposals	(8)	—	(5)	(13)
Foreign exchange and other	20	(20)	1	1

Balance, December 31, 2010	651	402	141	1,194
Acquisitions [note 7]	2	2	25	29
Foreign exchange and other	(9)	(12)	(6)	(27)

Balance, December 31, 2011	$644	$392	$160	$1,196